Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Tutor Perini Corporation
Entity Incorporation, State or Country Code	MA
Entity File Number	1-6314
Entity Tax Identification Number	04-1717070
Entity Address, Address Line One	15901 Olden Street
Entity Address, City or Town	Sylmar
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91342-1093
City Area Code	(818)
Local Phone Number	362-8391
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	TPC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000077543
Amendment Flag	false